Income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loss for the year before income taxes	$ (3,095)	$ (3,751)	$ (3,960)
Statutory rate	26.00%	26.00%	26.00%
Expected income tax recovery	$ (805)	$ (975)	$ (1,030)
Permanent differences and other	309	(1,296)	(1,010)
Difference in foreign tax rates	(637)	960	247
Effect of change in future tax rates	(48)	(47)	3,397
Effect of dissolution of subsidiaries	0	0	6,339
Change in valuation allowance	1,109	805	(7,783)
Total income tax (recovery) expense	(72)	(553)	160
Current income tax recovery	(72)	0	0
Deferred income tax expense (recovery)	(72)	(553)	160
Total income taxes	$ (72)	$ (553)	$ 160